CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: **Magnetar Financial LLC**
Address: **1603 Orrington Avenue**
13th Floor
Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: **Michael Turro**
Title: **Chief Compliance Officer**
Phone: **(847) 905-4690**

Signature, Place, and Date of Signing:

/s/ Michael Turro	Evanston, IL	May 15, 2007
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $696,827
(thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

NAME OF ISSUER	CLASS TITLE	CUSIP	VALUE (X$1,000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	VOTING AUTHORITY		
									SOLE	SHARED	NONE
BIOMET INC	COM	90613100	$163,438	3,846,503	SH		SOLE		3,846,503		
CLAIRES STORES INC	COM	179584107	$53,199	1,656,254	SH		SOLE		1,656,254		
FIRST DATA CORP	COM	319963104	$21,477	798,400	SH		SOLE		798,400		
HARRAHS ENTMT INC	COM	413619107	$9,989	118,288	SH		SOLE		118,288		
HUB INTERNATIONAL	COM	44332P101	$8,940	214,500	SH		SOLE		214,500		
KRONOS INC	COM	501052104	$57,942	1,083,025	SH		SOLE		1,083,025		
LONE STAR TECHNOLO	COM	542312103	$33,015	500,000	SH		SOLE		500,000		
SIERRA HEALTH SVCS	COM	826322109	$48,809	1,185,558	SH		SOLE		1,185,558		
SPIRIT FIN CORP	COM	848568309	$8,498	570,321	SH		SOLE		570,321		
TXU CORP	COM	873168108	$109,454	1,707,558	SH		SOLE		1,707,558		
TODCO	COM	88889T107	$57,956	1,437,049	SH		SOLE		1,437,049		
TRIAD HOSPITALS INC	COM	89579K109	$124,110	2,375,306	SH		SOLE		2,375,306		